RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Feb. 23, 2021	Apr. 13, 2020	Oct. 28, 2020	Sep. 16, 2020	Nov. 22, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Repayments to related parties						$ (102,080)	$ 0	$ (128,166)
Dr. Moore [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share		$ 0.05
Stock issued during period, Restricted shares, Shares		1,000,000
Mr. Lee [Member]
Management services fees						80,000	30,000	30,000
Expenses paid by related parties								4,906
Repayments to related parties								268
Advanced								191,318
Due to related parties						$ 138,302	$ 98,971	$ 415,347
Ruby Hui [Member]
Common stock shares issued	100,000
Net proceeds	$ 12,000
Share Price	$ 0.12
Ruby Hui [Member] | Private Placement [Member]
Stock issued during period, Restricted shares, Per share			$ 0.05
Stock issued during period, Restricted shares, Shares			800,000
Stock issued, issue percentage			5.00%
Ruby Hui [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share				$ 0.05
Stock issued during period, Restricted shares, Shares				1,078,445
Stock issued, issue percentage				5.00%
Yongbiao Ding [Member]
Share Price					$ 0.10
Yongbiao Ding [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share					$ 0.10
Stock issued during period, Restricted shares, Shares					300,000